STATEMENTS OF CHANGES IN EQUITY (USD $) In Thousands, except Share data	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ 105,625	$ 808	$ 124,616	$ (19)	$ (20,249)	$ 469
Balance (in shares) at Dec. 31, 2011		36,490,020
Exercise of stock options	309	3	306	0	0	0
Exercise of stock options (in shares)		136,708
Stock-based compensation expenses	515	0	515	0	0	0
Dividend	(3,661)	0	0	0	(3,661)	0
Acquisition of non-controlling interests in Xsell (see Note 3)	(314)	0	(149)	0	0	(165)
Other comprehensive income	(564)	0	0	(567)	0	3
Net income	16,451	0	0	0	16,183	268
Balance at Dec. 31, 2012	118,361	811	125,288	(586)	(7,727)	575
Balance (in shares) at Dec. 31, 2012		36,626,728
Exercise of stock options	1,462	15	1,447	0	0	0
Exercise of stock options (in shares)		528,627
Stock-based compensation expenses	325	0	325	0	0	0
Dividend	(7,787)	0	0	0	(7,723)	(64)
Other comprehensive income	460	0	0	414	0	46
Net income	16,310	0	0	0	15,880	430
Balance at Dec. 31, 2013	129,131	826	127,060	(172)	430	987
Balance (in shares) at Dec. 31, 2013		37,155,355
Issuance of shares	54,726	201	54,525	0	0	0
Issuance of shares (in shares)		6,903,141
Exercise of stock options	204	2	202	0	0	0
Exercise of stock options (in shares)		115,721
Stock-based compensation expenses	1,557	0	327	0	0	1,230
Dividend	(8,681)	0	0	0	(8,681)	0
Other comprehensive income	(5,354)	0	0	(5,175)	0	(179)
Net income	16,141	0	0	0	15,520	621
Balance at Dec. 31, 2014	$ 187,724	$ 1,029	$ 182,114	$ (5,347)	$ 7,269	$ 2,659
Balance (in shares) at Dec. 31, 2014		44,174,217